Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Schedule of Provisions

(CHF in millions)	Social charges	Long-service leave	Asset retirement obligation	Total

Balance at January 1, 2022	14.0	1.7	3.6	19.3
thereof current	14.0	0.7	0.1	14.9
thereof non-current	—	0.9	3.5	4.4
Additions	0.0	1.1	0.3	1.4
Release	(6.1)	—	—	(6.1)
Utilization	(3.8)	—	—	(3.8)
Unwinding of discount	—	—	0.1	0.1
Balance at June 30, 2022	4.2	2.8	4.0	11.0
thereof current	4.2	0.7	0.1	5.1
thereof non-current	—	2.0	3.8	5.9

Balance at January 1, 2023	4.3	3.8	4.0	12.1
thereof current	4.3	0.5	0.2	5.0
thereof non-current	—	3.3	3.8	7.2
Additions	4.2	1.8	—	6.0
Release	—	(0.7)	—	(0.8)
Utilization	(0.6)	—	—	(0.6)
Exchange differences	—	(0.1)	(0.1)	(0.1)
Balance at June 30, 2023	7.9	4.8	4.0	16.7
thereof current	7.9	0.5	0.1	8.6
thereof non-current	—	4.3	3.8	8.1